Apr. 30, 2021
NATIONWIDE VARIABLE INSURANCE TRUSTNVIT Emerging Markets Fund Supplement dated June 16, 2021 to the Prospectus dated April 30, 2021 Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus. NVIT Emerging Markets Fund (the “Fund”) 1. At a meeting of the Board of Trustees (the “Board”) of Nationwide Variable Insurance Trust held on June 16, 2021 (the “Meeting”), the Board approved the termination of Lazard Asset Management LLC (“Lazard”) and Aberdeen Standard Alternative Funds Limited (“Aberdeen”) as the subadvisers to the Fund, and the appointment of NS Partners Ltd (“NS Partners”) and Loomis, Sayles & Company L.P. (“Loomis Sayles”) as the Fund’s new subadvisers, effective on or about September 13, 2021 (the “Effective Date”). 2. As of the Effective Date, the Prospectus is amended as follows: a. All references to, and information regarding, Aberdeen in the Prospectus are deleted in their entirety. b. All references to, and information regarding, Lazard as it relates to the Fund in the Prospectus are deleted in their entirety. c. The information under the heading “Principal Investment Strategies” beginning on page 19 of the Prospectus is deleted in its entirety and replaced with the following: Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities issued by companies that are tied economically to emerging market countries. The Fund considers a company to be tied economically to emerging market countries if it is headquartered, trades on an exchange or maintains at least 50% of its net assets in, or derives at least 50% of its revenues from, emerging market countries. Emerging market countries are typically developing and low‑ or middle-income countries, and may be found in regions such as Asia, Latin America, Eastern Europe, the Middle East and Africa. Some emerging market countries may be considered to be “frontier market” countries, although the Fund will not invest more than 20% of its net assets in securities of frontier market issuers. Frontier market countries are those emerging market countries that are considered to be among the smallest, least mature and least liquid. The Fund typically maintains investments in at least six countries at all times. The Fund may invest in companies of any size, including smaller companies. Many securities in which the Fund invests are denominated in currencies other than the U.S. dollar. The Fund consists of two portions managed by different subadvisers acting independently with respect to the assets of the Fund they manage. NFA is the Fund’s investment adviser and, subject to the approval of the Board of Trustees of the Trust, selects the Fund’s subadvisers and monitors their performance on an ongoing basis. NFA determines the amount of Fund assets to allocate to each subadviser. NFA has selected NS Partners Ltd (“NS Partners”) and Loomis, Sayles & Company L.P. (“Loomis Sayles”) to subadvise different portions of the Fund because they approach investing in emerging market securities in a different manner from each other. NS Partners combines bottom‑up fundamental stock selection with industry, sector and regional analyses. NS Partners’ investment process seeks to capture returns from identifying the inefficiencies that result from the failure of markets to price in the impact of economic liquidity (especially monetary conditions), the under-appreciated impact of structural change, and the underpricing of companies’ sustainable competitive advantages. NS Partners therefore generally buys stocks of companies in countries that exhibit these traits and are generating high and improving returns on invested capital, and generally sells stocks of companies that may not meet these criteria. Loomis Sayles’ philosophy is designed to exploit market inefficiencies that result from the underappreciation of high-quality companies in emerging markets. Loomis Sayles employs a private equity approach to research and investing with a long-term, ownership mindset. Loomis Sayles seeks distinctive insights through deep, bottom‑up, fundamental research to identify high quality companies, and companies transitioning to becoming high quality, trading at a significant discount to intrinsic value in industries experiencing secular growth. Loomis Sayles seeks to add value through the construction of a more concentrated portfolio consisting of a limited number of securities in which Loomis Sayles maintains high conviction. Loomis Sayles manages risk via research, valuation discipline and diversification across countries, sectors and business drivers. In allocating assets between the subadvisers, NFA seeks to increase diversification among securities and investment styles in order to potentially increase the possibility for investment return and reduce risk and volatility. d. The information under the “Principal Risks” section beginning on page 20 of the Prospectus is modified as follows: i. “Growth style risk” and “Value style risk” are each deleted in their entirety. ii. The following is added immediately following “Smaller company risk”: Limited portfolio holdings risk – because the Fund may hold large positions in a smaller number of securities, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified investment.